Derivatives and Hedge Accounting - Additional Information (Details) $ in Thousands, € in Millions, £ in Millions		12 Months Ended
	Jul. 10, 2018 USD ($)	Dec. 31, 2019 USD ($) € / $ GBP_per_USD	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)
Disclosure Of Derivatives [Line Items]
Fixed foreign exchange rate | GBP_per_USD		0.889
Euro interest average rate					3.60%	3.60%
Cross currency interest rate swap settlement amount		$ 1,390,000
Realized loss included in foreign exchange earnings		(1,474)	$ (61,204)
Cash Flow Hedging Reserve
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss		(500)
Cumulative Translation Reserve
Disclosure Of Derivatives [Line Items]
Accumulated other comprehensive loss		49,200
Cross currency interest rate swaps - inflows
Disclosure Of Derivatives [Line Items]
Cross currency swap agreement notional amount		$ 2,330,000		€ 1,990
Fixed foreign exchange rate | € / $		1.167
Euro interest average rate					5.40%	5.40%
Notional amount					£ 1,000	€ 1,120
First Lien Term Loan
Disclosure Of Derivatives [Line Items]
Cross currency swap agreement notional amount		$ 700,000
Contractual interest rate		2.82%		2.82%
First Lien Term Loan | LIBOR | EUR Cross-Currency Interest Rate Swaps
Disclosure Of Derivatives [Line Items]
Floor rate		0.00%		0.00%
First Lien Term Loan | Floating Interest Rate | EUR Cross-Currency Interest Rate Swaps
Disclosure Of Derivatives [Line Items]
Percentage added to reference rate		3.50%		3.50%
First Lien Term Loan | Floating Interest Rate | EUR Cross-Currency Interest Rate Swaps | Minimum
Disclosure Of Derivatives [Line Items]
Contractual interest rate		3.50%		3.50%
SBG
Disclosure Of Derivatives [Line Items]
Realized loss included in foreign exchange earnings		$ 61,500
SBG | Swap Agreement
Disclosure Of Derivatives [Line Items]
Derivative financial instrument cash payment	$ 61,100	$ 61,100
BetEasy | Level 3
Disclosure Of Derivatives [Line Items]
Implied credit spread		1.90%		1.90%	4.60%	4.60%
Implied credit spread at issuance			4.60%